Intangible Assets (Details Textual) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Domestic fixed-line communications [Member]
Intangible Assets (Textual)
Nominal capital rate	7.50%
Permanent growth rate	1.00%
Computer software [Member]
Intangible Assets (Textual)
Nominal capital rate	10.00%
Permanent growth rate	1.00%
Multi-channel television (DBS) [Member]
Intangible Assets (Textual)
Nominal capital rate	8.50%
Permanent growth rate	2.50%
Expected cash flow, term	Five years
Recoverable amount	₪ 1,346
Impairment loss	₪ 87
International communications and Internet services [Member]
Intangible Assets (Textual)
Nominal capital rate	10.00%
Permanent growth rate	2.00%
Cellular Telephone [Member]
Intangible Assets (Textual)
Recoverable amount	₪ 5,561
Impairment loss	42
Carrying amount	₪ 137